Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share

2. Earnings per share

Basic net income per share is calculated by dividing net income attributable to DaVita Inc., net of the decrease (increase) in noncontrolling interest redemption rights in excess of fair value, by the weighted average number of common shares and vested stock units outstanding. Diluted net income per share includes the dilutive effect of outstanding stock-settled stock appreciation rights, stock options and unvested stock units (under the treasury stock method).

The reconciliations of the numerators and denominators used to calculate basic and diluted net income per share are as follows:

	Year ended December 31,
	2011	2010	2009
	(shares in thousands)
Basic:
Income from continuing operations attributable to DaVita Inc.	$481,755	$405,402	$422,291
Decrease (increase) in noncontrolling interest redemption rights in excess of fair value	335	(68)	(267)

Income from continuing operations for basic earnings per share calculation	$482,090	$405,334	$422,024
Discontinued operations attributable to DaVita Inc.	(3,754)	281	393

Net income attributable to DaVita Inc. for basic earnings per share calculation	$478,336	$405,615	$422,417

Weighted average shares outstanding during the period	94,655	101,497	103,595
Vested stock units	3	7	9

Weighted average shares for basic earnings per share calculation	94,658	101,504	103,604

Basic income from continuing operations per share attributable to DaVita Inc.	$5.09	$3.99	$4.07

Basic net income per share attributable to DaVita Inc.	$5.05	$4.00	$4.08

Diluted:
Income from continuing operations attributable to DaVita Inc.	$481,755	$405,402	$422,291
Decrease (increase) in noncontrolling interest redemption rights in excess of fair value	335	(68)	(267)

Income from continuing operations for diluted earnings per share calculation	$482,090	$405,334	$422,024
Discontinued operations attributable to DaVita Inc.	(3,754)	281	393

Net income attributable to DaVita Inc. for diluted earnings per share calculation	$478,336	$405,615	$422,417

Weighted average shares outstanding during the period	94,655	101,497	103,595
Vested stock units	3	7	9
Assumed incremental shares from stock plans	1,874	1,555	564

Weighted average shares for diluted earnings per share calculation	96,532	103,059	104,168

Diluted income from continuing operations per share attributable to DaVita Inc.	$4.99	$3.93	$4.05

Diluted net income per share attributable to DaVita Inc.	$4.96	$3.94	$4.06

Anti-dilutive stock-settled awards excluded from calculation (1)	2,388	1,452	9,912

(1)	Shares associated with stock-settled stock appreciation rights and stock options that are excluded from the diluted denominator calculation because they are anti-dilutive under the treasury stock method.